CMBS Trusts - Schedule of Recognized Trust's Assets and Liabilities (Detail) $ in Thousands	Mar. 31, 2020 USD ($)
ASSETS
Mortgage loans held in variable interest entities, at fair value	$ 1,712,909
CMBS Trusts
ASSETS
Mortgage loans held in variable interest entities, at fair value	1,712,909
Accrued interest receivable	751
Trust's Liabilities
Bonds payable held in variable interest entities, at fair value	(1,607,918)
Accrued interest payable	(558)
Assets and Liabilities	$ 105,184